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                                                                   JULY 27, 2015

						Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                 PIONEER FUNDS


Supplement to the Statutory Prospectuses, as in effect and as may be amended from time to time, for:


           FUND                                                DATE OF PROSPECTUS
           Pioneer Absolute Return Bond Fund                   December 31, 2014
           Pioneer AMT-Free Municipal Fund                     April 1, 2015
           Pioneer Bond Fund                                   October 1, 2014
           Pioneer Cash Reserves Fund                          May 1, 2015
           Pioneer Classic Balanced Fund                       July 1, 2015
           Pioneer Core Equity Fund                            May 1, 2015
           Pioneer Disciplined Growth Fund                     December 31, 2014
           Pioneer Disciplined Value Fund                      December 31, 2014
           Pioneer Dynamic Credit Fund                         August 1, 2014
           Pioneer Emerging Markets Fund                       April 1, 2015
           Pioneer Emerging Markets Local Currency Debt Fund   March 1, 2015
           Pioneer Equity Income Fund                          March 1, 2015
           Pioneer Flexible Opportunities Fund                 March 1, 2015
           (formerly, Pioneer Multi-Asset Real Return Fund)
           Pioneer Floating Rate Fund                          March 1, 2015
           Pioneer Fund                                        May 1, 2015
           Pioneer Fundamental Growth Fund                     August 1, 2014
           Pioneer Global Equity Fund                          July 1, 2015
           Pioneer Global High Yield Fund                      March 1, 2015
           Pioneer Global Multisector Income Fund              March 1, 2015
           Pioneer Government Income Fund                      December 1, 2014
           Pioneer High Income Municipal Fund                  December 31, 2014
           Pioneer High Yield Fund                             March 1, 2015
           Pioneer International Value Fund                    April 1, 2015
           Pioneer Long/Short Bond Fund                        December 31, 2014
                                                               (as revised June 1, 2015)
           Pioneer Long/Short Opportunistic Credit Fund        December 31, 2014
                                                               (as revised June 1, 2015)
           Pioneer Mid Cap Value Fund                          March 1, 2015
           Pioneer Multi-Asset Income Fund                     December 1, 2014
           Pioneer Multi-Asset Ultrashort Income Fund          August 1, 2014
           Pioneer Real Estate Shares                          May 1, 2015
           Pioneer Select Mid Cap Growth Fund                  April 1, 2015
           Pioneer Short Term Income Fund                      December 1, 2014
           Pioneer Solutions - Balanced Fund                   July 1, 2015
           Pioneer Solutions - Conservative Fund               July 1, 2015
           Pioneer Solutions - Growth Fund                     July 1, 2015
           Pioneer Strategic Income Fund                       February 1, 2015


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THE FOLLOWING CHANGES HAVE BEEN MADE TO THE PROSPECTUSES FOR THE ABOVE LISTED
FUNDS. PLEASE REFER TO THE PROSPECTUS FOR THE MAIN TEXT OF EACH SECTION.


SALES CHARGES


The paragraph entitled "Investment of $500,000 or more and certain retirement plans" in the "Sales charges" section is deleted.



The following bulleted sentences replace the corresponding information under the heading "Class A purchases at net asset value are available to:" in the section entitled "Sales charges."


CLASS A PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:
oGroup employer-sponsored retirement plans with at least $500,000 in total plan assets. Waivers for group employer-sponsored retirement plans do not apply to traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans, or to brokerage relationships in which sales charges are customarily imposed;
oGroup employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets;




                                                                   28746-00-0715
                                 (Copyright)2015 PIONEER FUNDS DISTRIBUTOR, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                    MEMBER SIPC